Severance Indemnities And Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Components Of Net Periodic Costs Of Pension Benefits And Other Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2012	2013	2014	2012		2013		2014
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,709	¥38,840	¥39,309	¥6,328	¥968	¥8,098	¥1,114	¥12,215	¥1,526
Interest cost on projected benefit obligation	31,509	26,648	22,464	10,649	1,192	10,716	1,135	13,467	1,352
Expected return on plan assets	(55,336)	(48,106)	(54,222)	(14,216)	(1,106)	(14,169)	(1,030)	(19,928)	(1,423)
Amortization of net actuarial loss	29,424	42,496	23,941	6,221	514	8,030	715	9,808	776
Amortization of prior service cost	(11,534)	(12,309)	(11,793)	35	(57)	54	(59)	157	(69)
Amortization of net obligation at transition	—	—	—	—	105	—	105	—	—
Loss (gain) on settlements and curtailment	4,378	2,600	41,456	40	—	95	(3)	—	—

Net periodic benefit cost	¥38,150	¥50,169	¥61,155	¥9,057	¥1,616	¥12,824	¥1,977	¥15,719	¥2,162

Summary Of Assumptions Used In Computation [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2012	2013	2014	2012		2013		2014
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.91%	1.55%	1.25%	5.67%	5.36%	4.73%	4.70%	4.25%	4.01%
Discount rates in determining benefit obligation	1.55	1.25	1.23	4.73	4.70	4.25	4.01	4.87	4.63
Rates of increase in future compensation level for determining expense	3.23	3.31	3.07	4.67	—	4.60	—	4.58	—
Rates of increase in future compensation level for determining benefit obligation	3.31	3.07	3.36	4.60	—	4.58	—	4.64	—
Expected rates of return on plan assets	3.11	2.78	2.83	7.49	8.00	6.92	7.50	6.98	7.50

Assumed Health Care Cost Trend Rates And Effect Of A One-Percentage-Point Change For Foreign Offices And Subsidiaries [Table Text Block]

	MUAH		Other than MUAH
	2013(1)	2014(1)	2013(1)	2014(1)
Initial trend rate	8.31%	7.71%	7.50%	8.00%
Ultimate trend rate	4.50%	4.50%	4.50%	5.00%
Year the rate reaches the ultimate trend rate	2021	2021	2017	2019

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥422	¥(422)	¥79	¥(61)
Effect on postretirement benefit obligation	3,478	(2,951)	1,128	(885)

Note:

(1)	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2012 and 2013, respectively.

Combined Funded Status And Amounts Recognized In Balance Sheets [Table Text Block]

	Domestic subsidiaries						Foreign offices and subsidiaries
	2013			2014			2013		2014
	Non-contributory pension benefits and SIP	Contributory pension benefits		Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,383,933	¥389,264		¥1,433,161	¥404,427		¥225,361	¥24,701	¥283,224	¥30,002
Service cost	34,182	4,658		36,147	3,162		8,098	1,114	12,215	1,526
Interest cost	20,510	6,138		17,448	5,016		10,716	1,135	13,467	1,352
Plan participants’ contributions	—	—		—	—		14	450	5	648
Acquisitions/ Divestitures	8	—		(807)	—		—	—	9,359	—
Amendments	—	—		(32)	—		302	—	980	—
Actuarial loss (gain)	65,369	15,583		26,417	(8,984)		23,154	975	(24,716)	(2,966)
Benefits paid	(55,396)	(11,216)		(55,608)	(11,202)		(13,161)	(1,673)	(9,851)	(2,136)
Lump-sum payment	(15,445)	—		(14,313)	—		(440)	—	(158)	—
Translation adjustments and other	—	—		224,238 (2)	(392,419	)(2)	29,180	3,300	61,356	5,920

Benefit obligation at end of fiscal year	1,433,161	404,427		1,666,651	—		283,224	30,002	345,881	34,346

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,317,074	433,710		1,462,406	458,171		182,791	13,370	233,081	18,185
Actual return (loss) on plan assets	174,467	64,893		124,355	34,472		24,787	1,866	43,561	3,611
Employer contributions	26,314	15,635		31,640	12,843		14,807	1,144	41,423	1,313
Acquisitions/ Divestitures	(53)	—		176	—		—	—	—	—
Plan participants’ contributions	—	—		—	—		14	450	5	648
Benefits paid	(55,396)	(11,216)		(55,608)	(11,202)		(13,161)	(1,673)	(9,851)	(2,136)
Translation adjustments and other	—	(44,851	)(1)	441,360 (2)	(494,284	)(2)	23,843	3,028	59,876	4,224

Fair value of plan assets at end of fiscal year	1,462,406	458,171		2,004,329	—		233,081	18,185	368,095	25,845

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥60,279	¥53,744		¥357,817	¥—		¥3,850	¥—	¥54,600	¥—
Accrued benefit cost	(31,034)	—		(20,139)	—		(53,993)	(11,817)	(32,386)	(8,501)

Net amount recognized	¥29,245	¥53,744		¥337,678	¥—		¥(50,143)	¥(11,817)	¥22,214	¥(8,501)

Notes:

(1)	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees’ pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.
(2)	MUTB separated the substitutional portion of its contributory CDBP and transferred the related obligation and assets to the Japanese government. The transferred obligation and assets to the Japanese government were ¥169,951 million and ¥52,971 million, respectively. Subsequent to the separation process, MUTB transferred the remaining corporate portion of its contributory CDBP into a non-contributory CDBP. The transferred obligation and assets to the non-contributory CDBP were ¥224,238 million and ¥441,313 million, respectively.

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013	2014
	(in millions)
Aggregated accumulated benefit obligations	¥1,808,001	¥1,639,563	¥262,200	¥318,971

Accumulated Benefit Obligations And Fair Value Of Plan Assets For Which Accumulated Benefit Obligations In Excess Of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013	2014
	(in millions)
Projected benefit obligations	¥96,622	¥55,684	¥264,204	¥57,972
Accumulated benefit obligations	89,166	52,578	243,268	54,499
Fair value of plan assets	65,601	37,033	210,793	25,812

Amounts Recognized In Accumulated OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013		2014
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥488,936	¥336,312	¥98,654	¥8,314	¥57,474	¥3,585
Prior service cost	(46,580)	(34,787)	386	(100)	1,129	(41)

Gross amount recognized in Accumulated OCI	442,356	301,525	99,040	8,214	58,603	3,544
Taxes	(183,884)	(133,606)	(38,585)	(3,212)	(23,063)	(767)

Net amount recognized in Accumulated OCI	¥258,472	¥167,919	¥60,455	¥5,002	¥35,540	¥2,777

Amounts Recognized In OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013		2014
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(110,303)	¥(87,227)	¥11,326	¥141	¥(47,687)	¥(5,130)
Prior service cost arising during the year	—	—	270	—	862	—
Losses (gains) due to amortization:
Net actuarial loss	(42,496)	(23,941)	(8,030)	(715)	(9,808)	(776)
Prior service cost	12,309	11,793	(54)	59	(157)	69
Net obligation at transition	—	—	—	(105)	—	—
Curtailment and settlement	(2,600)	(41,456)	(95)	3	—	—
Foreign currency translation adjustments	—	—	10,112	895	16,353	1,167

Total changes in Accumulated OCI	¥(143,090)	¥(140,831)	¥13,529	¥278	¥(40,437)	¥(4,670)

Expected Amounts That Will Be Amortized From Accumulated OCI In Next Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥14,265	¥6,402	¥117
Prior service cost	(8,932)	109	(24)

Total	¥5,333	¥6,511	¥93

Weighted-Average Target Asset Allocation Of Plan Assets For Pension Benefits And Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.4%	0.4%	—%
Japanese debt securities	39.5	—	—
Non-Japanese equity securities	11.8	57.9	70.0
Non-Japanese debt securities	4.7	27.9	30.0
Real estate	—	9.7	—
Short-term assets	6.6	4.1	—

Total	100.0%	100.0%	100.0%

Expected Contributions To Plan Assets In Next Fiscal Year [Table Text Block]

For the pension benefits of domestic subsidiaries	¥39.4 billion
For the pension benefits of foreign offices and subsidiaries	14.3 billion
For the other benefits of foreign offices and subsidiaries	2.3 billion

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2015	¥79,808	¥11,242	¥1,819
2016	81,641	12,173	1,935
2017	82,599	13,517	2,036
2018	82,740	14,614	2,160
2019	82,608	15,906	2,255
Thereafter (2020-2024)	410,139	108,484	12,778

Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments [Table Text Block]

At March 31, 2013	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥76,763	¥—	¥—	¥76,763	¥—	¥—	¥—	¥—
Non-Japanese government bonds	13,898	2,761	—	16,659	—	7,600	—	7,600
Other debt securities(1)	151	18,517	6,134	24,802	—	33,315	—	33,315
Japanese marketable equity securities(2)	661,832	148	—	661,980	—	—	—	—
Non-Japanese marketable equity securities	19,386	207	—	19,593	13,720	—	—	13,720
Japanese pooled funds:
Japanese marketable equity securities(2)	—	46,175	—	46,175	—	—	—	—
Japanese debt securities(1)	—	403,006	—	403,006	—	—	—	—
Non-Japanese marketable equity securities	—	190,367	—	190,367	—	—	—	—
Non-Japanese debt securities	—	65,087	6,846	71,933	—	—	—	—
Other	—	17,623	—	17,623	—	—	—	—

Total pooled funds	—	722,258	6,846	729,104	—	—	—	—

Other investment funds	—	98,520	48,631	147,151	91,582	65,068	14,486	171,136	(4)
Japanese general account of life insurance companies(3)	—	163,503	—	163,503	—	—	—	—
Other investments	1,636	79,386	—	81,022	839	4,488	1,983	7,310

Total	¥773,666	¥1,085,300	¥61,611	¥1,920,577	¥106,141	¥110,471	¥16,469	¥233,081

At March 31, 2014	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥65,309	¥—	¥—	¥65,309	¥—	¥—	¥—	¥—
Non-Japanese government bonds	19,799	2,041	—	21,840	—	13,443	—	13,443
Other debt securities(1)	523	11,798	5,983	18,304	—	52,463	—	52,463
Japanese marketable equity securities(2)	713,152	127	—	713,279	—	—	—	—
Non-Japanese marketable equity securities	12,166	1,122	—	13,288	24,515	—	—	24,515
Japanese pooled funds:
Japanese marketable equity securities(2)	—	26,792	—	26,792	—	—	—	—
Japanese debt securities(1)	—	400,132	—	400,132	—	—	—	—
Non-Japanese marketable equity securities	—	176,710	—	176,710	—	—	—	—
Non-Japanese debt securities	—	91,642	7,342	98,984	—	—	—	—
Other	—	13,026	—	13,026	—	—	—	—

Total pooled funds	—	708,302	7,342	715,644	—	—	—	—

Other investment funds	—	132,105	43,446	175,551	155,637	87,103	26,740	269,480	(4)
Japanese general account of life insurance companies(3)	—	173,398	—	173,398	—	—	—	—
Other investments	2,038	105,678	—	107,716	620	4,673	2,901	8,194

Total	¥812,987	¥1,134,571	¥56,771	¥2,004,329	¥180,772	¥157,682	¥29,641	¥368,095

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥471 million (0.02% of plan assets) and ¥401 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2013 and 2014, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥6,864 million (0.32% of plan assets) and ¥7,354 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2013 and 2014, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2012 to March 31, 2013 and 1.24% from April 1, 2013 to March 31, 2014.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, and of ¥148,360 million of mutual funds and ¥25,486 million of real estate funds, which were held by MUAH at December 31, 2012 and 2013, respectively.

Fair Value Of Each Major Category Of Plan Assets For Other Post Retirement Plan Investments [Table Text Block]

	Foreign offices and subsidiaries
	March 31, 2013				March 31, 2014
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥3,619	¥—	¥3,619	¥—	¥5,548	¥—	¥5,548
Other investment funds(1)	8,901	—	—	8,901	13,531	—	—	13,531
Other investments	—	5,665	—	5,665	—	6,766	—	6,766

Total	¥8,901	¥9,284	¥—	¥18,185	¥13,531	¥12,314	¥—	¥25,845

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

Reconciliation Of Plan Assets Measured At Fair Value Using Significant Unobservable Inputs (Level3) [Table Text Block]

	Domestic subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other debt securities	¥5,995	¥18	¥409	¥(248)	¥—	¥(40)	¥6,134
Non-Japanese marketable equity securities	87	30	—	(117)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,807	—	1,042	(3)	—	—	6,846
Other	2,501	—	—	—	—	(2,501)	—

Total pooled funds	8,308	—	1,042	(3)	—	(2,501)	6,846

Other investment funds	41,097	(389)	3,997	(4,503)	8,429	—	48,631

Total	¥55,487	¥(341)	¥5,448	¥(4,871)	¥8,429	¥(2,541)	¥61,611

	Foreign offices and subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other investment funds	¥12,282	¥—	¥1,075	¥1,129	¥—	¥—	¥14,486
Other investments	344	—	1,208	431	—	—	1,983

Total	¥12,626	¥—	¥2,283	¥1,560	¥—	¥—	¥16,469

	Domestic subsidiaries
Assets category	March 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2014
	(in millions)
Other debt securities	¥6,134	¥(4)	¥(85)	¥(12)	¥—	¥(50)	¥5,983
Japanese pooled funds:
Non-Japanese debt securities	6,846	—	483	13	—	—	7,342

Total pooled funds	6,846	—	483	13	—	—	7,342

Other investment funds	48,631	(2,616)	1,381	(3,950)	—	—	43,446

Total	¥61,611	¥(2,620)	¥1,779	¥(3,949)	¥—	¥(50)	¥56,771

	Foreign offices and subsidiaries
Assets category	March 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2014
	(in millions)
Other investment funds	¥14,486	¥—	¥6,688	¥5,566	¥—	¥—	¥26,740
Other investments	1,983	11	864	43	—	—	2,901

Total	¥16,469	¥11	¥7,552	¥5,609	¥—	¥—	¥29,641